Document and Entity Information	Jun. 20, 2023
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 20, 2023
Entity Registrant Name	ADTALEM GLOBAL EDUCATION INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-13988
Entity Tax Identification Number	36-3150143
Entity Address, Address Line One	500 West Monroe
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60661
City Area Code	312
Local Phone Number	651-1400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000730464
New York Stock Exchange [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock $0.01 Par Value
Trading Symbol	ATGE
Security Exchange Name	NYSE
Chicago Stock Exchange, Inc. [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock $0.01 Par Value
Trading Symbol	ATGE
Security Exchange Name	CHX